Business Acquisition - Acquisition date fair value of the consideration transferred (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Dec. 31, 2022	Jun. 30, 2021
Provisional Allocation of purchase price consideration
Cash at Close		$ 71,859
Note to Seller		8,500
Cash Acquired	$ 1	6,450
Trade Receivables	3,289	48,729
Inventory	5,232	70,267
Intangibles	9,031
Other Assets	19	1,779
Accounts Payable	(24,820)	(48,770)
Accrued Expenses		(734)
Property and Equipment		2,638
Total identifiable net assets (liabilities)	(7,248)	$ 80,359
Goodwill	$ 7,248